7. Subsequent Events (Details Narrative)	9 Months Ended
Dec. 31, 2013
Isaac Dietrich
Common Stock, Shares Issued	58.07
Hyler Fortier
Common Stock, Shares Issued	15
Stewart Fortier
Common Stock, Shares Issued	12
Tyler Knight
Common Stock, Shares Issued	12